ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 44.4%
	BANKING - 1.3%
608,517	China Minsheng Banking Corp Ltd., H Shares	$231,867
626,712	Chongqing Rural Commercial Bank Company Ltd., H Shares	244,391
		476,258
	CHEMICALS - 0.6%
37,279	Chemtrade Logistics Income Fund	219,085

	ELECTRIC UTILITIES - 0.7%
114,622,657	Federal Grid Company Unified Energy System PJSC (b)(c)	—
779,505	Huadian Power International Corp Ltd.	272,185
		272,185
	ENGINEERING & CONSTRUCTION - 0.7%
483,693	Sinopec Engineering Group Company Ltd., H Shares	253,341

	GAS & WATER UTILITIES - 0.8%
12,127	Enagas S.A.	263,080

	HEALTH CARE REIT - 2.4%
12,392	CareTrust REIT, Inc.	200,874
6,283	LTC Properties, Inc.	207,339
4,064	National Health Investors, Inc.	209,418
7,630	Omega Healthcare Investors, Inc.	194,412
		812,043
	INDUSTRIAL REIT - 1.2%
111,552	Ascendas Real Estate Investment Trust	230,696
10,811	Industrial Logistics Properties Trust	174,706
		405,402
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
74,975	Coronation Fund Managers Ltd.	198,675

	MACHINERY - 0.7%
902,585	Lonking Holdings Ltd.	250,749

	METALS & MINING - 3.9%
12,280	African Rainbow Minerals Ltd.	203,780

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 44.4% (Continued)
	METALS & MINING - 3.9% (Continued)
73,832	China Shenhua Energy Company Ltd., H Shares	$238,045
16,346	Exxaro Resources Ltd.	234,597
16,495	Fortescue Metals Group Ltd.	252,058
5,343	Kumba Iron Ore Ltd.	180,788
3,036	Rio Tinto plc	217,822
		1,327,090
	MULTI ASSET CLASS REIT - 5.1%
30,395	American Finance Trust, Inc.(a)	227,051
60,431	Charter Hall Long Wale REIT	228,831
2,982	Covivio	213,696
208,389	Fibra Uno Administracion S.A. de CV	227,701
15,440	Global Net Lease, Inc.	216,623
238,707	Growthpoint Properties Ltd.	213,572
266,637	Mapletree North Asia Commercial Trust	231,365
2,938	WP Carey, Inc.	237,302
		1,796,141
	MULTI ASSET CLASS REITS - 0.6%
759,521	Redefine Properties Ltd.	210,794

	OFFICE REIT - 2.5%
16,816	Brandywine Realty Trust	196,243
41,236	Franklin Street Properties Corporation	212,778
9,377	Office Properties Income Trust	202,731
3,887	SL Green Realty Corporation	269,057
		880,809
	OIL & GAS PRODUCERS - 4.1%
21,927	Antero Midstream Corporation	225,190
8,054	BP plc - ADR	231,311
25,092	EnLink Midstream, LLC	247,658
1	Equitrans Midstream Corporation	8
7,802	Hess Midstream, L.P., A	229,457
14,008	Kimbell Royalty Partners, L.P.	235,755
20,976	Plains GP Holdings, L.P., Class A	234,302
		1,403,681

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 44.4% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 7.5%
529,545	Agile Group Holdings Ltd.	$256,437
802,724	China Jinmao Holdings Group Ltd.	266,993
677,817	Guangzhou R&F Properties Company Ltd., H Shares	254,817
532,882	KWG Group Holdings Ltd.	194,219
834,691	Logan Group Company Ltd.	263,798
35,887	NEPI Rockcastle plc	218,549
445,958	Seazen Group Ltd.	190,385
1,065,764	Shenzhen Investment Ltd.	230,890
417,346	Shimao Group Holdings Ltd.	235,079
390,559	Sunac China Holdings Ltd.	227,954
676,130	Times China Holdings Ltd.	241,259
		2,580,380
	RETAIL REIT - 5.5%
266,637	CapitaLand China Trust	225,581
75,646	Charter Hall Retail REIT	238,882
8,561	Getty Realty Corporation	230,377
99,772	Hyprop Investments Ltd.	228,855
8,756	Klepierre S.A.	211,097
5,403	Primaris REIT	58,123
9,134	SmartCentres Real Estate Investment Trust	222,468
5,189	Spirit Realty Capital, Inc.	225,462
172,847	Vicinity Centres	228,957
		1,869,802
	SPECIALTY REIT - 0.6%
117,764	Waypoint REIT	223,797

	SPECIALTY REITS - 0.7%
4,387	EPR Properties	230,405

	STEEL - 0.7%
108,044	Eregli Demir ve Celik Fabrikalari TAS	244,123
14,212	Severstal PAO (b)(c)	—
		244,123

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 44.4% (Continued)
	TELECOMMUNICATIONS - 1.5%
21,127	Lumen Technologies, Inc.	$212,538
35,608	Mobile TeleSystems Public Joint Stock Company – ADR (b)(c)	—
62,810	Telefonica S.A.,(a)	306,896
		519,434
	TOBACCO & CANNABIS - 0.7%
3,802,962	Hanjaya Mandala Sampoerna Tbk P.T.	253,880

	TRANSPORTATION & LOGISTICS - 2.0%
82	AP Moller - Maersk A/S - Series A	234,896
36,615	Globaltrans Investment plc – ADR (b)(c)	—
9,110	Mitsui OSK Lines Ltd.	215,536
8,055	Star Bulk Carriers Corporation	226,346
		676,778

	TOTAL COMMON STOCKS (Cost $16,689,152)	15,367,932

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 16.2%
	GAS & WATER UTILITIES - 0.7%
14,770	Suburban Propane Partners, L.P.	248,136

	METALS & MINING - 0.8%
15,640	Alliance Resource Partners, L.P.	280,113
1	Natural Resource Partners, L.P.	47
		280,160
	OIL & GAS PRODUCERS - 13.3%
18,073	Black Stone Minerals, L.P.	286,276
7,823	Crestwood Equity Partners, L.P.	228,119
7,250	DCP Midstream, L.P.	247,950
5,564	Delek Logistics Partners, L.P.	278,144
9,428	Dorchester Minerals, L.P.	246,165
20,959	Energy Transfer, L.P.	232,226
9,269	Enterprise Products Partners, L.P.	240,160
20,306	Genesis Energy, L.P.	222,960

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares				Fair Value
	MASTER LIMITED PARTNERSHIPS — 16.2% (Continued)
	OIL & GAS PRODUCERS - 13.3% (Continued)
8,851	Global Partners, L.P.			$233,224
13,714	Holly Energy Partners, L.P.			234,921
4,871	Magellan Midstream Partners, L.P.			236,000
7,136	MPLX, L.P.			230,921
16,349	NuStar Energy, L.P.			249,649
16,993	PBF Logistics, L.P.			266,620
22,312	Plains All American Pipeline, L.P.			231,152
17,041	Rattler Midstream, L.P.			229,201
17,138	Shell Midstream Partners, L.P.			242,160
5,793	Sunoco, L.P.			242,321
9,547	Western Midstream Partners, L.P.			230,942
				4,609,111
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
13,621	USA Compression Partners, L.P.			241,364

	TRANSPORTATION & LOGISTICS - 0.7%
14,290	KNOT Offshore Partners, L.P.			233,213

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,004,729)			5,611,984

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.8%
	ASSET MANAGEMENT — 0.6%
240,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	224,606

	AUTOMOTIVE — 0.7%
240,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	231,613

	BIOTECH & PHARMA — 0.7%
255,000	Teva Pharmaceutical Finance Netherlands III BV	3.1500	10/01/26	219,062

	COMMERCIAL SUPPORT SERVICES — 0.7%
235,000	CoreCivic, Inc.	8.2500	04/15/26	241,834

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.8% (Continued)
	ELECTRIC UTILITIES — 1.3%
240,000	PG&E Corporation	5.0000	07/01/28	$220,827
240,000	PG&E Corporation	5.2500	07/01/30	219,300
				440,127
	ENTERTAINMENT CONTENT — 0.6%
240,000	AMC Networks, Inc.	4.2500	02/15/29	209,284

	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
240,000	Mercer International, Inc.	5.1250	02/01/29	223,369

	GAS & WATER UTILITIES — 0.7%
240,000	AmeriGas Partners, L.P. / AmeriGas Finance	5.5000	05/20/25	236,716

	HEALTH CARE FACILITIES & SERVICES — 0.6%
240,000	Encompass Health Corporation	4.7500	02/01/30	217,218

	HOME & OFFICE PRODUCTS — 0.6%
270,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	222,589

	HOME CONSTRUCTION — 0.7%
230,000	Century Communities, Inc.	6.7500	06/01/27	232,798

	HOUSEHOLD PRODUCTS — 0.6%
260,000	Central Garden & Pet Company	4.1250	10/15/30	225,160

	LEISURE FACILITIES & SERVICES — 0.6%
240,000	MGM Resorts International	4.7500	10/15/28	220,776

	OIL & GAS PRODUCERS — 3.2%
220,000	Ecopetrol S.A.	6.8750	04/29/30	217,900
230,000	Matador Resources Company	5.8750	09/15/26	226,107
226,000	Murphy Oil Corporation	5.8750	12/01/27	224,546
225,000	NuStar Logistics, L.P.	6.0000	06/01/26	224,706

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.8% (Continued)
	OIL & GAS PRODUCERS — 3.2% (Continued)
240,000	Sunoco, L.P. / Sunoco Finance Corporation	4.5000	05/15/29	$216,136
				1,109,395
	OIL & GAS SERVICES & EQUIPMENT — 0.6%
225,000	USA Compression Partners, L.P. / USA Compression	6.8750	09/01/27	220,196

	REAL ESTATE INVESTMENT TRUSTS — 0.6%
220,000	Service Properties Trust	7.5000	09/15/25	219,864

	REAL ESTATE OWNERS & DEVELOPERS — 0.7%
250,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	230,965

	RETAIL - DISCRETIONARY — 1.9%
220,000	L Brands, Inc.	6.8750	11/01/35	215,392
250,000	Nordstrom, Inc.	4.3750	04/01/30	217,903
260,000	Penske Automotive Group, Inc.	3.7500	06/15/29	222,177
				655,472
	SPECIALTY FINANCE — 1.3%
250,000	Navient Corporation	5.5000	03/15/29	221,771
225,000	OneMain Finance Corporation	7.1250	03/15/26	228,205
				449,976
	STEEL — 0.7%
230,000	United States Steel Corporation	6.8750	03/01/29	234,316

	TELECOMMUNICATIONS — 1.3%
240,000	Embarq Corporation	7.9950	06/01/36	217,158
215,000	United States Cellular Corporation	6.7000	12/15/33	222,514
				439,672
	TRANSPORTATION & LOGISTICS — 0.5%
182,621	American Airlines 2015-1 Class A Pass Through	3.3750	05/01/27	170,812

	TOTAL CORPORATE BONDS (Cost $7,561,713)			6,875,820

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 18.9%
	SOVEREIGN — 18.9%
125,000	Brazilian Government International Bond	4.2500	01/07/25	$126,096
230,000	Brazilian Government International Bond	6.0000	04/07/26	242,596
190,000	Brazilian Government International Bond	10.1250	05/15/27	239,400
350,000	Brazilian Government International Bond	3.8750	06/12/30	309,249
230,000	Brazilian Government International Bond	5.6250	01/07/41	205,967
171,000	Chile Government International Bond	3.8600	06/21/47	148,130
260,000	Colombia Government International Bond	8.1250	05/21/24	275,318
184,000	Colombia Government International Bond	6.1250	01/18/41	162,673
174,000	Hungary Government International Bond	7.6250	03/29/41	220,142
200,000	Indonesia Government International Bond	3.5000	01/11/28	196,281
200,000	Indonesia Government International Bond	4.3500	01/11/48	185,097
250,000	Indonesia Government International Bond	4.2000	10/15/50	227,625
165,000	Israel Government International Bond	4.5000	01/30/43	173,717
190,000	Mexico Government International Bond	4.1250	01/21/26	191,085
190,000	Mexico Government International Bond	7.5000	04/08/33	232,336
357,000	Mexico Government International Bond	4.7500	03/08/44	314,079
175,000	Mexico Government International Bond	4.6000	02/10/48	148,425
190,000	Panama Government International Bond	8.8750	09/30/27	231,237
250,000	Peruvian Government International Bond	4.1250	08/25/27	249,518
205,000	Peruvian Government International Bond	2.8440	06/20/30	183,428
205,000	Peruvian Government International Bond	5.6250	11/18/50	225,917
464,000	Republic of South Africa Government International	4.6650	01/17/24	466,767
140,000	Republic of South Africa Government International	4.8750	04/14/26	138,428
237,000	Republic of South Africa Government International	6.2500	03/08/41	216,281
230,000	Republic of South Africa Government International	5.0000	10/12/46	174,963
239,000	Turkey Government International Bond	3.2500	03/23/23	236,548
200,000	Turkey Government International Bond	4.2500	03/13/25	184,738
200,000	Turkey Government International Bond	6.1250	10/24/28	178,977
385,000	Turkey Government International Bond	6.0000	01/14/41	293,024

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 18.9% (Continued)
	SOVEREIGN — 18.9% (Continued)
240,000	Turkey Government International Bond	5.7500	05/11/47	$172,178
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $7,125,311)			6,550,220

	TOTAL INVESTMENTS - 99.3% (Cost $35,380,905)			$34,405,956
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			242,872
	NET ASSETS - 100.0%			$34,648,828

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Illiquid security. The total fair value of these securities as of April 30, 2022 was $0, representing 0.00% of net assets.